Leases (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Remaining minimum lease payments	$ 96,030	$ 126,693
Office Premise [Member]
Property, Plant and Equipment [Line Items]
Lease term	2 years	2 years
Office Premise [Member] | Third Party [Member]
Property, Plant and Equipment [Line Items]
Lease term	12 months	12 months